Current and deferred income tax liability - Tax losses and Unrecognized deferred tax liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current and deferred income tax liability
Unrealized aggregate tax losses	$ 46,399	$ 37,771
Capital losses without expiry	1,403	1,403
Taxable temporary difference of investments in subsidiaries that has not been recognized	$ 83,052	$ 77,582
Applicable tax rate	26.50%	26.50%